UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: January 31, 2020

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Cannabis Growth Fund

(Investor Class: CANNX)

(Institutional Class: CANIX)

ANNUAL REPORT

January 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 885-0588 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 885-0588 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

Cannabis Growth Fund

A series of Investment Managers Series Trust II

Table of Contents

Letter to Shareholders	1
Fund Performance	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	22
Supplemental Information	23
Expense Example	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the Cannabis Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.cannabisgrowthfunds.com

Dear Fellow Shareholders,

Thank you again for your investment in the Fund. We greatly appreciate the trust you have placed in us to help you navigate this new and emerging industry.

For the period February 22, 2019 (the Fund’s inception date) through January 31, 2020, the Cannabis Growth Fund – Investor Class (CANNX) was down -50.76% compared to the Fund’s benchmark, the Cannabis World Index, which was down -57.18%. The Cannabis World Index measures the performance of exchange traded equity securities of companies that are engaged exclusively in legal cannabis activities under applicable national and local laws, including U.S. federal and state laws. The Cannabis Growth Fund outperformed the index by a wide margin during the period even though performance suffered. The Fund also considers the S&P 500 Index as another benchmark which returned 17.62% during the period.

Performance Review

When the Fund launched in February 2019 the Cannabis World Index was already up about 44% year to date. Shortly after the Fund launched, the Cannabis World Index fell roughly 60% from its March 2019 highs. As stated above, the Fund significantly outperformed the index during this drastic downturn. For the review period the Fund didn’t have many profitable trades but did have a lot of success managing risk for our shareholders by cutting positions that didn’t meet our investment criteria. One trade that worked out well was Neptune Wellness Solutions. The company had strong overall momentum and was in a unique position in the cannabis extraction space. The extraction space was actually one bright spot in the cannabis sector last year as most cannabis stocks didn’t perform well. We sold out of the position in July of 2019 after a sizable run up and took profits for our shareholders. Since that time, Neptune Wellness is down roughly 60%. Another trade that played out in our favor was Medipharm Labs. We entered the position in February 2019 and eventually took profits in April after a sizable run up in the security. Our strategy is to be tactical while managing risk for our clients as best as possible which has been extremely difficult in the current cannabis environment.

On the other hand, we had a handful of trades that didn’t work out so well, but we either reduced the position size or completely sold out of the position to manage risk for our clients. Last year one of the biggest scandals in the Canadian cannabis sector was a company called CannTrust. The company was firing on all cylinders and had excellent products and strong distribution across the country. In July, we found out the company was growing cannabis in five unlicensed grow rooms between October 2018 and March 2019. This was devastating to the company because they were now unable to sell the cannabis that was produced in these illegal rooms and was at risk of losing its cannabis cultivation/distribution license. We sold completely out of the position as quickly as possible which saved our investors from an additional 70% drop in the stock since then. As mentioned above, the majority of the Fund’s holdings suffered losses as the entire cannabis sector sold off over the last few quarters.

Why did Cannabis Stock’s Crash?

I want to start off by describing what exactly happened in the Cannabis sector over the last 12 months and what led to such a major decline for cannabis stocks across the globe.

Pricing Issues: One of the most important issues that continues to be a problem today is the illicit market is still much more affordable than the legal market. As of the 3rd quarter 2019, the legal average price per gram was around $10.23 relative to the illegal market with an average price of $5.59. This is major premium, and consumers seem to be reverting to the illicit market. We also have had discussions with retailers and licensed producers regarding product sales. They disclosed to us that low THC (Tetrahydrocannabinol) flower is something that consumers passed on early in Canada and that they were looking for higher potency (THC is the cannabinoid found in the cannabis plant that gives you a high).

Access to Legal Cannabis: Ease of access to legal cannabis for consumers has been a significant issue. Recent data has shown that Ontario, Canada (Largest province in Canada) has less than 100 stores. The infrastructure for Canadian Licensed producers to be able to distribute product across the country is still nowhere close to where they need to be to reach as many consumers as possible. If we take the population density of Ontario and compare it to Colorado, which has 1 store per 10,000 inhabitants, Ontario would need roughly 1,400 stores to match the same store build as a mature market like Colorado. By the end of this 2020, we think this issue will significantly diminish as many more future store locations are being planned across the country.

Cannabis 2.0 in Canada

In October of 2019, Cannabis 2.0 launched in Canada allowing the sale of cannabis derivatives such as vapes, edibles, beverages, etc. This will be a major driving force for the Canadian cannabis market in 2020. If we look at the United States and California and Colorado in particular, concentrates and edibles account for roughly 50% of all cannabis related sales. These products also carry higher margins relative to dried flower which should boost profitability for licensed producers.

Light at the End of the Tunnel

The global Cannabis market is expected to grow to an estimated $30 billion dollars over the next two years. This industry is here to stay but we still think major changes are coming that may be painful for many of the companies in the Cannabis industry. We currently are focusing on the companies that we think will survive this downward cycle. We saw a boom early last year in the sector and we believe the sector will remain in a bust cycle until the following issues are resolved. We think many of the issues that were highlighted earlier will take care of themselves over the next 6-12 months as companies continue to cut pricing, develop innovative higher margin products, more stores open up to the public, and potentially some positive news on the regulation side not only in Canada, but the rest of the world as well. We believe federal legalization of cannabis in the U.S. is imminent. Investors need to take a long-term approach to this space as major leaders will emerge and dominate the industry like we currently have in the tobacco and alcohol sectors.

Fund Positioning for 2020

As of January 31st, 2020, the Fund had 20 holdings. This is a very concentrated portfolio as we are focusing on a core group of companies we believe possess the key criteria for success in the ever-changing environment.

The Fund is focusing on companies that are producing unique products and are positioned to be successful in Canada and eventually the U.S. There is a lot of excitement surrounding CBD (cannabidiol) only and CBD and THC combined cannabis beverages. Currently, this is a very small market in the U.S and Canada but has the potential to be a very sought-after product in both countries. We are keeping a close eye on this development.

The Fund favors companies that are taking a conservative approach to furthering the size and scale of their grow operations. Current projections show the market as being fully supplied. We are favoring cash rich companies that may be able to take advantage of companies that start to default and whose assets become distressed. There may be an opportunity for these cash rich companies to pick up those distressed assets at a discounted price.

Another key factor that is very important to our process currently is profitability. We are very excited to see that some of our portfolio companies are profitable. This key metric will be watched very closely in 2020 as companies continue to ramp up sales and distribution.

Product branding and distribution will be extremely important. What brands will lead the way, and which will the consumer choose? Brand dominance is still in its early stages and yet to be determined, but the Fund is actively focusing on those companies that are producing and selling the most sought-after brands. We have already started to see the demand for some brands far exceed others.

Another area of the market we are focused on is extraction. Extracting the cannabinoids from the plant is a capital- intensive process and we think there is significant upside to those companies that are focusing on this part of the industry.

The Fund also has exposure to the U.S. CBD market, and we believe there is still an opportunity for companies to gain significant market share.

Lastly, we are very bullish on the science of cannabis as there is still a lot to learn. We have exposure to biotechnology companies using cannabis medicinally to combat specific diseases and ailments. This remains a very exciting segment of the cannabis industry.

As we finalize this shareholder report, fears that emerged in late January unfortunately have become reality.  The world is dealing with unprecedented health, economic, and lifestyle changes stemming from the COVID-19 global pandemic. The market impacts around the globe have been severe and will be making impacts until a vaccine is developed. One positive outcome that we can point to was the designation of cannabis stores as “essential businesses” during this time of crisis which has helped see a temporary boost in sales for companies in North America. We are monitoring the situation closely and are following the government guidelines and protocols from leading health authorities. Foothill Capital Management, LLC has successfully implemented our Business Continuity Plan to ensure delivery of outstanding service to our clients and shareholders. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment and principal will fluctuate so that investors shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-888-885-0588.

The views in this letter were as of 1/31/2020 and may not necessarily reflect the same views on the date this letter was first published or any time thereafter. These views are intended to help a shareholder in understanding the Fund’s investment methodology and do not constitute investment advice.

Cannabis Growth Fund

FUND PERFORMANCE at January 31, 2020 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares with a similar investment in the Cannabis World Index and the S&P 500 Index during the periods shown. The performance graph above is shown for the Fund’s Investor Class shares. Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Cannabis World Index measures the performance of exchange traded equity securities of companies that are engaged exclusively in legal cannabis activities under applicable national and local laws, including U.S. federal and state laws. The S&P 500 Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy and assumes any dividends are reinvested back into the index. These indices do not reflect expenses, fees or sales charge, which would lower performance. The indices are unmanaged and they are not available for investment.

Total Returns as of January 31, 2020	3 Months (Actual)	6 Months (Actual)	Since Inception (Cumulative)	Inception Date
Institutional Class*	-11.40%	-39.03%	-50.74%	05/24/19
Investor Class	-11.43%	-39.05%	-50.76%	02/22/19
Cannabis World Index	-15.79%	-47.99%	-57.18%	02/22/19
S&P 500 Index	6.72%	9.31%	17.62%	02/22/19

*	The performance figures for Institutional Class include the performance for Investor Class for the periods prior to the start date of Institutional Class.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 885-0588.

Cannabis Growth Fund

FUND PERFORMANCE at January 31, 2020 (Unaudited) – Continued

Gross and net expense ratios for Investor Class shares were 2.77% and 1.35%, respectively, and for Institutional Class shares were 2.52% and 1.10%, respectively, which were the amounts stated in the current prospectus dated May 24, 2019. For the Fund’s current period ended January 31, 2020 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.35% and 1.10% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until May 31, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 60 days of purchase will be charged a redemption fee of 1.00%.

Cannabis Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2020

Number of Shares		Value
	COMMON STOCKS — 92.4%
	AGRICULTURAL — 2.9%
7,000	Village Farms International, Inc.*,1	$38,220
	BIOTECHNOLOGY — 13.5%
10,200	Cardiol Therapeutics, Inc. - Class A*	31,138
1,300	GW Pharmaceuticals PLC - ADR*	150,189
		181,327
	EXTRACTION — 9.5%
28,500	MediPharm Labs Corp.*	60,515
26,500	Valens Groworks Corp.*	67,281
		127,796
	INVESTING & FINANCE — 3.1%
43,000	Canopy Rivers, Inc.*	41,590
	MEDICAL EQUIPMENT — 2.3%
200	Agilent Technologies, Inc.	16,512
150	PerkinElmer, Inc.	13,872
		30,384
	PHARMACEUTICAL — 47.0%
25,000	Aphria, Inc.*,1	116,500
30,000	Auxly Cannabis Group, Inc.*	14,055
5,300	Canopy Growth Corp.*,1	119,515
8,200	Charlottes Web Holdings, Inc.*	59,421
27,500	Cronos Group, Inc.*,1	197,450
9,000	Flowr Corp.*	11,629
19,000	Organigram Holdings, Inc.*,1	49,210
2,500	Tilray, Inc.*,1	43,850
30,000	Weedmd, Inc.*	17,229
		628,859
	REIT — 6.0%
900	Innovative Industrial Properties, Inc. - REIT	80,550
	RETAIL — 6.0%
92,000	Fire & Flower Holdings Corp.*	66,042
3,000	GrowGeneration Corp.*	14,280
		80,322
	TOBACCO — 2.1%
600	Altria Group, Inc.	28,518
	TOTAL COMMON STOCKS
	(Cost $1,728,130)	1,237,566

Cannabis Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2020

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.4%
	CALL OPTIONS — 0.4%
150	HEXO Corp. Exercise Price: $2.00, Notional Amount: $18,750 Expiration Date: January 15, 2021	$4,500
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $6,281)	4,500

Number of Shares
	SHORT-TERM INVESTMENTS — 36.9%
81,987	Fidelity Investments Money Market Funds - Treasury Portfolio- Class I , 1.45%[2]	81,987
	COLLATERAL FOR SECURITIES LOANED — 30.8%
389,005	BlackRock FedFund- Institutional Shares	389,005
23,120	Fidelity Investments Money Market Government Portfolio- Class I	23,120
		412,125

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $494,112)	494,112
	TOTAL INVESTMENTS — 129.7%
	(Cost $2,228,523)	1,736,178
	Liabilities in Excess of Other Assets — (29.7)%	(397,318)
	TOTAL NET ASSETS — 100.0%	$1,338,860

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $392,855 at January 31, 2020.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cannabis Growth Fund

SUMMARY OF INVESTMENTS

As of January 31, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Pharmaceutical	47.0%
Biotechnology	13.5%
Extraction	9.5%
REIT	6.0%
Retail	6.0%
Investing & Finance	3.1%
Agricultural	2.9%
Medical Equipment	2.3%
Tobacco	2.1%
Total Common Stocks	92.4%
Purchased Options Contracts	0.4%
Short-Term Investments	36.9%
Total Investments	129.7%
Liabilities in Excess of Other Assets	(29.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cannabis Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of January 31, 2020

Assets:
Investments, at value (cost $2,222,242)	$1,731,678	[1]
Purchased options contracts, at value (cost $6,281)	4,500
Fund shares sold	3,756
Due from Advisor	30,301
Dividends and interest	85
Prepaid expenses	32,508
Prepaid offering costs	6,647
Securities lending income	5,015
Total assets	1,814,490

Liabilities:
Payables:
Collateral due to broker for securities loaned	412,125
Investment securities purchased	28,397
Shareholder Servicing fees (Note 7)	18
Distribution fees (Note 8)	123
Fund administration and accounting fees	2,587
Transfer agent fees and expenses	3,676
Custody fees	1,635
Auditing fees	14,955
Deferred trustees' compensation (Note 3)	4,068
Chief Compliance Officer fees	2,510
Trustees' fees and expenses	321
Legal fees	260
Accrued other expenses	4,955
Total liabilities	475,630

Net Assets	$1,338,860

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,311,915
Total accumulated deficit	(973,055)
Net Assets	$1,338,860

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$565,104
Shares of beneficial interest issued and outstanding	116,320
Redemption price	$4.86

Institutional Class Shares:
Net assets applicable to shares outstanding	$773,756
Shares of beneficial interest issued and outstanding	159,680
Redemption price	$4.85

[1]	Includes securities on loan of $392,855 (see Note 2).

See accompanying Notes to Financial Statements.

Cannabis Growth Fund

STATEMENT OF OPERATIONS

For the Period February 22, 2019* through January 31, 2020

Investment Income:
Dividends	$1,260
Interest	2,917
Securities lending income	24,990
Total investment income	29,167

Expenses:
Advisory fees	10,495
Shareholder Servicing fees (Note 7)	174
Distribution fees (Note 8)	1,656
Fund administration and accounting fees	35,483
Transfer agent fees and expenses	32,327
Custody fees	7,609
Offering costs	110,579
Registration fees	36,542
Legal fees	31,367
Miscellaneous	19,589
Auditing fees	14,955
Shareholder reporting fees	11,634
Chief Compliance Officer fees	11,451
Trustees' fees and expenses	19,340
Insurance fees	2,819
Total expenses	346,020
Advisory fees waived	(10,495)
Other expenses absorbed	(309,646)
Fees paid indirectly	(10,642)
Net expenses	15,237
Net investment income	13,930

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(488,566)
Purchased options contracts	7,485
Foreign currency transactions	(490)
Net realized loss	(481,571)
Net change in unrealized appreciation/depreciation on:
Investments	(490,564)
Purchased options contracts	(1,781)
Net change in unrealized appreciation/depreciation	(492,345)
Net realized and unrealized loss	(973,916)

Net Decrease in Net Assets from Operations	$(959,986)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Cannabis Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period
February 22, 2019* through
January 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$13,930
Net realized loss on investments, purchased options, and foreign currency	(481,571)
Net change in unrealized appreciation/depreciation on investments,
and purchased options	(492,345)
Net decrease in net assets resulting from operations	(959,986)

Distributions to Shareholders:
Distributions:
Investor Class	(8,309)
Institutional Class	(11,299)
Total distributions to shareholders	(19,608)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,545,554
Institutional Class	1,349,975
Reinvestment of distributions:
Investor Class	8,093
Institutional Class	10,937
Cost of shares redeemed:
Investor Class[1]	(1,580,527)
Institutional Class[2]	(15,578)
Net increase in net assets from capital transactions	2,318,454

Total increase in net assets	1,338,860

Net Assets:
Beginning of period	-
End of period	$1,338,860

Capital Share Transactions:
Shares sold:
Investor Class	327,263
Institutional Class	159,951
Shares reinvested:
Investor Class	1,756
Institutional Class	2,378
Shares redeemed:
Investor Class	(212,699)
Institutional Class	(2,649)
Net increase from capital share transactions	276,000

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $984.
[2]	Net of redemption fee proceeds of $155.

See accompanying Notes to Financial Statements.

Cannabis Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period
February 22, 2019* through
January 31, 2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income [1]	0.04
Net realized and unrealized loss	(5.13)
Total from investment operations	(5.09)

Less Distributions:
From net investment income	(0.06)
From net realized gain	-
Total distributions	(0.06)

Redemption fee proceeds	0.01

Net asset value, end of period	$4.86

Total return[2]	(50.76)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$565

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	27.36%[4]
After fees waived and expenses absorbed	1.35%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(25.45)%[4]
After fees waived and expenses absorbed	0.56%[4]

Portfolio turnover rate	54%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Cannabis Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period
May 24, 2019* through
January 31, 2020
Net asset value, beginning of period	$9.66
Income from Investment Operations:
Net investment income [1]	0.08
Net realized and unrealized loss	(4.82)
Total from investment operations	(4.74)

Less Distributions:
From net investment income	(0.07)
From net realized gain	-
Total distributions	(0.07)

Redemption fee proceeds	- [2]

Net asset value, end of period	$4.85

Total return [3]	(49.00)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$774

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	28.80%[5]
After fees waived and expenses absorbed	1.10%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(25.91)%[5]
After fees waived and expenses absorbed	1.79%[5]

Portfolio turnover rate	54%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

Note 1 – Organization

The Cannabis Growth Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on February 22, 2019, with Investor Class. Institutional Class commenced investment operations at a later date, May 24, 2019.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2020

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $117,226, which are being amortized over a one-year period from February 22, 2019 (commencement of operations).

(c) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Securities Lending

The Fund has entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”). The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations.

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2020

As of January 31, 2020, the Fund loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:

Value of Securities Loaned	Value of Collateral*
$392,855	$412,125

*	The Fund received cash collateral, which was subsequently invested in money market funds as reported in the Schedule of Investments.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Foothill Capital Management, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85% of the Fund’s average daily net assets. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.35% and 1.10% of the average daily net assets of Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until May 31, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the period February 22, 2019 (commencement of operations) through January 31, 2020, the Advisor waived its advisory fees and absorbed other expenses totaling $320,141. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At January 31, 2020, the amount of these potentially recoverable expenses was $320,141. The Advisor may recapture all or a portion of this amount no later than January 31, 2023.

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2020

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s fees incurred for fund accounting, fund administration, transfer agency and custody services for the period February 22, 2019 (commencement of operations) through January 31, 2020, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period February 22, 2019 (commencement of operations) through January 31, 2020, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period February 22, 2019 (commencement of operations) through January 31, 2020, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At January 31, 2020, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$1,864,636
Gross unrealized appreciation	22,202
Gross unrealized depreciation	(562,785)
Net unrealized depreciation on investments	$(540,583)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2020

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period February 22, 2019 (commencement of operations) through January 31, 2020, permanent differences in book and tax accounting have been reclassified to Capital and Total distributable income (loss) as follows:

Increase (Decrease)

Paid-in Capital	Total Distributable Investment Income (Loss)
$(6,539)	$6,539

As of January 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$7,551
Undistributed long-term capital gains	-
Accumulated earnings	7,551

Accumulated capital and other losses	(435,955)
Unrealized depreciation on investments	(540,583)
Unrealized deferred compensation	(4,068)
Total accumulated deficit	$(973,055)

The tax character of distributions paid during the period February 22, 2019 (commencement of operations) through January 31, 2020 was as follows:

Distribution paid from:
Ordinary income	$19,608
Net long-term capital gains	-
Total distributions paid	$19,608

As of January 31, 2020, the Fund had a short-term capital loss carryover of $435,955, which reduces the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Note 5 – Redemption Fee

The Fund imposes a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the period February 22, 2019 (commencement of operations) through January 31, 2020, the Fund received $1,139.

Note 6 - Investment Transactions

For the period February 22, 2019 (commencement of operations) through January 31, 2020, purchases and sales of investments, excluding short-term investments were $2,796,831 and $580,135, respectively.

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2020

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets attributable to both Investor and Institutional Class shares to shareholder servicing agents who provide administrative and support services to their customers.

For the period February 22, 2019 (commencement of operations) through January 31, 2020, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the period February 22, 2019 (commencement of operations) through January 31, 2020, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2020

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Investments[1]	$1,237,566	$-	$-	$1,237,566
Short-Term Investments	494,112	-	-	494,112
Total Investments	1,731,678	-	-	1,731,678
Purchased Options Contracts	4,500	-	-	4,500
Total Investments and Options	$1,736,178	$-	$-	$1,736,178

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or 3 securities at period end.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts for the period February 22, 2019 (commencement of operations) through January 31, 2020.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of January 31, 2020, by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets, Liabilities and Shareholders’ Equity Location	Value	Statements of Assets, Liabilities and Shareholders’ Equity Location	Value
Equity contracts	Purchased options contracts, at value	$4,500	Written options contracts, at value	$-
Total		$4,500		$-

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2020

The effects of derivative instruments on the Statement of Operations for the period February 22, 2019 (commencement of operations) through January 31, 2020, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$7,485	$-
Total	$7,485	$-

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(1,781)	$-	$(1,781)
Total	$(1,781)	$-	$(1,781)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of January 31, 2020, are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$87,188

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Cannabis Growth Fund and

the Board of Trustees of Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Cannabis Growth Fund (the “Fund”), a series of Investment Managers Series Trust II, including the schedule of investments, as of January 31, 2020, the related statement of operations, the statement of changes in net assets, financial highlights for the period February 22, 2019 (commencement of operations) through January 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the period February 22, 2019 through January 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020 by correspondence with the custodian and brokers or by other appropriate audit procedures where replies were not received. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 31, 2020

Cannabis Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 885-0588. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
Thomas Knipper, CPA [a] (born 1957) Trustee	Since September 2013	Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – present).	2	Investment Managers Series Trust II (includes 13 portfolios).
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008 – present). Director, Managed Accounts, Merrill Lynch (2007-2008).	2	Investment Managers Series Trust II (includes 13 portfolios).
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors, a family office (2001 – present).	2	Investment Managers Series Trust II (includes 13 portfolios). General Finance Corporation.
John P. Zader [a] (born 1961) Trustee	Since September 2013	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 - June 2014).	2

Investment Managers Series Trust II (includes 13 portfolios).

Investment Managers Series Trust, a registered investment company (includes 54 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

Cannabis Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since September 2013	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (September 2013 – January 2016). Chairman (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	2

Investment Managers Series Trust II (includes 13 portfolios).

Investment Managers Series Trust, a registered investment company (includes 54 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.

Terrance P. Gallagher a* (born 1958) Trustee and President	Since July 2019	President, Investment Managers Series Trust II (September 2013 – present); Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	2

Investment Managers Series Trust II (includes 13 portfolios).

Cliffwater Corporate Lending Fund, a registered investment company;

GAI Corbin Multi Strategy Fund, a closed-end investment company; and GAI Agility Income Fund, a closed-end investment company.

Officer of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since September 2013	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A

Cannabis Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Officers of the Trust:
Joy Ausili [b] (born 1966) Vice President and Assistant Secretary	Since January 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (September 2013 – January 2016).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since January 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since September 2013

Principal, Dziura Compliance Consulting, LLC (October 2014 - present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 - 2010); and Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund managed by the same investment advisor. The Fund’s investment advisor also serves as the investment advisor to the All Terrain Opportunity Fund which is offered in separate prospectus. The Fund does not hold itself out as related to any other series within the Trust, for purposes of investment and investor services.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC and Foothill Capital Management, LLC.
*	Mr. Gallagher is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc.

Cannabis Growth Fund

EXPENSE EXAMPLE

For the Six Months Ended January 31, 2020 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period 8/1/19 – 1/31/20*
Investor Class
Actual Performance	$ 1,000.00	$ 609.50	$ 5.49
Hypothetical (5% annual return before expenses)	1,000.00	1,018.38	6.89
Institutional Class
Actual Performance	1,000.00	609.70	4.46
Hypothetical (5% annual return before expenses)	1,000.00	1,019.66	5.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 1.10% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

Cannabis Growth Fund

A series of Investment Managers Series Trust II

Investment Advisor

Foothill Capital Management, LLC

740 River Road, Suite 208
Fair Haven, New Jersey 07704

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Cannabis Growth Fund – Investor Class	CANNX	46141T 570
Cannabis Growth Fund – Institutional Class	CANIX	46141T 547

Privacy Principles of the Cannabis Growth Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Cannabis Growth Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 885-0588 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (888) 885-0588 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 885-0588. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 885-0588.

Cannabis Growth Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 885-0588

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-885-0588.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 1/31/2020	FYE 1/31/2019
Audit Fees	$12,500	$0
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$0
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 1/31/2020	FYE 1/31/2019
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 1/31/2020	FYE 1/31/2019
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	4/10/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	4/10/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	4/10/2020